Oil and Gas Properties - Recoverable Amount Of Peace River CGU (Details) - Peace River CGU	12 Months Ended
Dec. 31, 2019 canadianDollarPerUsDollar usdPerBbl cadPerBbl cadPerGigajoules
2020
Disclosure of detailed information about property, plant and equipment [line items]
Average foreign exchange rate (in dollars per share) | canadianDollarPerUsDollar	1.32
2021
Disclosure of detailed information about property, plant and equipment [line items]
Average foreign exchange rate (in dollars per share) | canadianDollarPerUsDollar	1.30
2022
Disclosure of detailed information about property, plant and equipment [line items]
Average foreign exchange rate (in dollars per share) | canadianDollarPerUsDollar	1.27
2023
Disclosure of detailed information about property, plant and equipment [line items]
Average foreign exchange rate (in dollars per share) | canadianDollarPerUsDollar	1.27
2024
Disclosure of detailed information about property, plant and equipment [line items]
Average foreign exchange rate (in dollars per share) | canadianDollarPerUsDollar	1.27
2025
Disclosure of detailed information about property, plant and equipment [line items]
Average foreign exchange rate (in dollars per share) | canadianDollarPerUsDollar	1.27
2026
Disclosure of detailed information about property, plant and equipment [line items]
Average foreign exchange rate (in dollars per share) | canadianDollarPerUsDollar	1.27
2027
Disclosure of detailed information about property, plant and equipment [line items]
Average foreign exchange rate (in dollars per share) | canadianDollarPerUsDollar	1.27
2028
Disclosure of detailed information about property, plant and equipment [line items]
Average foreign exchange rate (in dollars per share) | canadianDollarPerUsDollar	1.27
2029
Disclosure of detailed information about property, plant and equipment [line items]
Average foreign exchange rate (in dollars per share) | canadianDollarPerUsDollar	1.27
WTI | Oil reserves | 2020
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerBbl	61.00
WTI | Oil reserves | 2021
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerBbl	63.75
WTI | Oil reserves | 2022
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerBbl	66.18
WTI | Oil reserves | 2023
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerBbl	67.91
WTI | Oil reserves | 2024
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerBbl	69.48
WTI | Oil reserves | 2025
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerBbl	71.07
WTI | Oil reserves | 2026
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerBbl	72.68
WTI | Oil reserves | 2027
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerBbl	74.24
WTI | Oil reserves | 2028
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerBbl	75.73
WTI | Oil reserves | 2029
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerBbl	77.24
WCS | Oil reserves | 2020
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | cadPerBbl	57.57
WCS | Oil reserves | 2021
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | cadPerBbl	62.35
WCS | Oil reserves | 2022
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | cadPerBbl	64.33
WCS | Oil reserves | 2023
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | cadPerBbl	66.23
WCS | Oil reserves | 2024
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | cadPerBbl	67.97
WCS | Oil reserves | 2025
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | cadPerBbl	69.72
WCS | Oil reserves | 2026
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | cadPerBbl	71.49
WCS | Oil reserves | 2027
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | cadPerBbl	73.20
WCS | Oil reserves | 2028
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | cadPerBbl	74.80
WCS | Oil reserves | 2029
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | cadPerBbl	76.43
AECO | Natural gas reserves | 2020
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | cadPerGigajoules	2.04
AECO | Natural gas reserves | 2021
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | cadPerGigajoules	2.32
AECO | Natural gas reserves | 2022
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | cadPerGigajoules	2.62
AECO | Natural gas reserves | 2023
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | cadPerGigajoules	2.71
AECO | Natural gas reserves | 2024
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | cadPerGigajoules	2.81
AECO | Natural gas reserves | 2025
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | cadPerGigajoules	2.89
AECO | Natural gas reserves | 2026
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | cadPerGigajoules	2.96
AECO | Natural gas reserves | 2027
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | cadPerGigajoules	3.03
AECO | Natural gas reserves | 2028
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | cadPerGigajoules	3.09
AECO | Natural gas reserves | 2029
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | cadPerGigajoules	3.16